Income Taxes (Summary Of Tax Years By Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2014
Maximum [Member] | Canada [Member] | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2014
Maximum [Member] | Canada [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2014
Maximum [Member] | United States [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Taxation Year	2014
Maximum [Member] | United States [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2014
Maximum [Member] | Other [Member] | Other Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2014
Minimum [Member] | Canada [Member] | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2006
Minimum [Member] | Canada [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2006
Minimum [Member] | United States [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Taxation Year	2011
Minimum [Member] | United States [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2010
Minimum [Member] | Other [Member] | Other Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2013